Financial Risks - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Statement [Line Items]
Unused short-term lines of credit	¥ 2,715,437	¥ 2,534,291
Unused long-term lines of credit	9,461,614	9,030,322
Impact on other comprehensive income, before tax effect	¥ (238,820)	¥ (243,630)
Equity price risk [member] | Trading equity securities [member]
Statement [Line Items]
Percentage of equity financial assets changes	10.00%	10.00%
Impact on other comprehensive income, before tax effect	¥ 321,472	¥ 316,281
Interest rate, measurement input [Member]
Statement [Line Items]
Percentage of reasonably possible increase in unobservable input, assets	1.00%	1.00%
Commercial paper programs [Member]
Statement [Line Items]
Unused short-term lines of credit	¥ 1,153,342	¥ 1,056,931